
                                                                         525418
                            SAFECO COMMON STOCK TRUST
                            SAFECO MANAGED BOND TRUST
                            SAFECO TAXABLE BOND TRUST
                          SAFECO TAX-EXEMPT BOND TRUST
                            SAFECO MONEY MARKET TRUST


         SUPPLEMENT TO THE ADVISOR CLASSES PROSPECTUS DATED MAY 1, 2002
                       SUPPLEMENT DATED DECEMBER 16, 2002


Effective January 1, 2003. Replacing the table on page 129, the minimum amounts for the purchase of Fund shares are:

---------------------------------- ------------ -------------- -------------------
                                                               Additional
Minimum Investment Amounts Per     Initial      Additional     Investment
Fund                               Amount       Amounts        Through AIM*
---------------------------------- ------------ -------------- -------------------
Regular Accounts                        $1,000           $100                 $50
---------------------------------- ------------ -------------- -------------------
UTMA Accounts                           $1,000           $100                 $50
---------------------------------- ------------ -------------- -------------------
Traditional & Roth IRAs                 $1,000           $100                 $50
---------------------------------- ------------ -------------- -------------------
Education Savings Accounts              $1,000           $100                 $50
---------------------------------- ------------ -------------- -------------------

* Our Automatic Investment Amount (AIM) allows you to make regular investments by authorizing SAFECO to withdraw a specific amount from your bank account and invest it in the Fund of your choice.



Effective January 1, 2003. To transact business by wire, your bank should send wires to the Funds' bank at:

                         U.S. Bank of Washington, N.A., Seattle, WA
                         ABA #1250-0010-5
                         Account #153 5000 60709

This information replaces the Funds' bank information shown on page 128 of the Advisor Classes Prospectus under the heading "BY WIRE." Wires sent to the Funds' prior depository bank will not be accepted after January 31, 2003.

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GMF 4406                                                                   1/03